BORROWINGS (Short-term) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
BORROWINGS [Abstract]
Short-term bank borrowings		1,803,593,927	1,917,630,796
Long-term bank borrowings-current portion (Note 17 (b))		171,000,000	328,000,000
Total short-term borrowings	$ 326,179,680	1,974,593,927	2,245,630,796